Derivatives (Realized and Unrealized Gains (Losses) with Respect to HFT Derivatives) (Details) - Designated as Hedging Instrument [Member] - Held for Trading Hedge [Member] - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	CAD 59	CAD 11
Power swaps and physical contracts [Member] | Non-regulated fuel for generation and purchased power [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	0	0
Power swaps and physical contracts [Member] | Other Operating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	(1)	10
Natural gas swaps, futures, forwards, physical contracts [Member] | Non-regulated fuel for generation and purchased power [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	(7)	(3)
Natural gas swaps, futures, forwards, physical contracts [Member] | Other Operating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	69	5
Foreign Exchange Option [Member] | Other Operating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	CAD (1)	CAD (2)